                                  Annual Report

                                 April 30, 2002

                               United Association

                               S&P 500 Index Fund

[GRAPHIC]

LETTER FROM THE GENERAL PRESIDENT OF THE UNITED ASSOCIATION

Dear Fellow Shareholders:

During the past twelve months, the S&P 500 Index felt the increased pressure of falling consumer confidence, plunging consumer spending, continued high unemployment and a listless economy. As a result, we have seen and can expect to see lower earnings estimates for many companies, which will likely trim estimated earnings for the S&P 500 for 2002.

However, if history provides any indication of how the stock market, and the S&P 500 specifically, has reacted after past bear markets and economic downturns, we may soon see signs of a turnaround in the not-so-distant future. From the great depression to the present, investors have reacted in different ways and time frames on whether to buy back into the stock market. Although, in most cases, what began as a dramatic plunge in stock prices eventually recovered to double-digit returns.

------------------------------------------------------------------------------------------------------
S&P 500 REBOUNDED AFTER BEAR MARKETS

                                                                             FOLLOWING 12-MONTH RETURN
BEAR MARKET PERIOD                                  S&P 500 LOSS                 AFTER BEAR PERIOD
------------------------------------------------------------------------------------------------------
Jan. 1962 - July 1962 (6 months)                      -22.21%                            31.00%

Jan. 1969 - July 1970 (18 months)                     -26.29%                            41.88%
Oct. 1973 - Oct. 1974 (12 months)                     -38.99%                            38.13%

Sept. 1987 - Jan. 1988 (3 months)                     -22.53%                            16.61%
June 1990 - Sept. 1990 (3 months)                     -13.74%                            31.17%

Mar. 2000 - Oct. 2001 (18 months)                     -29.26%                    Yet to be determined
------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT PREDICT FUTURE RESULTS. YOU CANNOT INVEST DIRECTLY IN THE S&P 500 INDEX.

As we persevere through these challenging times, it becomes more imperative now, perhaps than ever before, to reinforce the importance of our proxy voting service. This service engages us in shareholder activism, which enables us to protect union jobs.

The UA S&P 500 Index Fund is invested in U.S. companies in leading global industries. Through active shareholder participation, the UA Proxy Voting Service can influence the attitudes of America's largest corporations. By doing so, we educate these companies about the benefits of using the best, most-qualified labor available, and we fulfill our duty to be involved owners, making sure the money expended for construction and renovation is money well spent.

I continue to remain proud of the UA S&P 500 Index Fund as we carry on with our proxy voting activities on behalf of all our members. Thus far, this Fund has initiated shareholder activism with eight companies and will continue active shareholder participation with many others. Together, we can ensure that our voice is heard, which is especially important now as companies make important yet difficult decisions during this time of economic uncertainty.

If you have questions or concerns about the Fund, please call (888) 766-8043 or visit our website at www.uafund.com. Thank you for your investment in the UA S&P 500 Index Fund, and for your confidence in the United Association.

Sincerely,


/s/ Martin J. Maddaloni

Martin J. Maddaloni
General President of the United Association
Trustee of Financial Investors Trust

FUND OVERVIEW

                                INVESTMENT GOAL

To approximate, before fund expenses, the investment results of the S&P 500
Index.

                                 INCEPTION DATE
                            Class I - March 2, 2000
                           Class II - March 28, 2000

                                  TICKER SYMBOL
                                Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED APRIL 30, 2002

     The stock market, as measured by the Standard and Poor's 500 Index, generated a negative 12.63% rate of total return for the year ended 4/30/2002. The negative ramifications of the September 11 terrorist attacks and the Enron instigated accounting contagion forced the equity market into a retreat for the second year in a row, the first consecutive decline since the 1957-58 period.

     The beginning of the period experienced a renewed suspicion that earnings growth for the second quarter would again prove disappointing. Confirming the equity markets suspicion that corporate profitability had yet to benefit from the aggressive monetary policy initiated by Mr. Greenspan and Company, Thompson Financial reported that approximately 1,000 companies were expected to announce profit warnings for the second quarter, shattering 1995's record of 935 company warnings. Despite six Federal Reserve interest rate easings in calendar year 2001, resulting in the lowest target rate for Federal Funds since 1994, corporate America was still struggling mightily to generate profit growth. Given its rather mild response to the Federal Reserve's interest rate eases, it seemed clear that the equity market's "show me the earnings" attitude had again surpassed interest rate initiatives as the primary driver of any potential stock market advance.

     While the equity market was already anxious about corporate profit growth estimates, the economic and financial fallout of the terrorist attack on America served to compound these anxieties with a considerably higher probability of global economic recession. This higher risk of a worldwide economic slump coupled with the higher risk premium applied to stocks in the wake of the terrorist attack, conspired to force equity prices significantly lower. As the calendar year 2001 came to a close, the equity market labored under a cloud of collapsed earnings expectations, heightened equity risk premiums, and anxiety with respect to the timing, duration, and success of America's inevitable military response to the terrible events of September 11, 2001.

     As the year 2002 opened, the market struggled under heightened Enron related corporate balance sheet suspicions. Ample evidence of strain continued to be witnessed throughout corporate America. Companies as diverse as Qualcomm, IBM, and PG&E all battled Enron inspired aggressive accounting suspicions. National Steel, Kmart, and Global Crossing filed for bankruptcy protection. Bristol Myers Squibb suffered a stunning product development disappointment as a highly touted new drug proved to be merely average, costing the company 16% of its equity market valuation. Perhaps most dramatic, General Electric's capital structure and debt strategies were subject to rare public criticism, as mutual fund investment guru William Gross publicly called the firm to task, resulting in a tumble for both General Electric's equity price and bond values. However, the equity markets did manage some positive news during the quarter, as Procter and Gamble exceeded profit expectation and FedEx reported a strong 11% advance in earnings.

     The equity market closed the period near the lows set in September. It remains to be seen whether the market will retest those lows or if we are on the doorstep of the beginning of the next bull market. The economy appears to be recovering, assisted by considerable stimulus by the Fed, which is good news for corporate earnings.

          Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index Fund (Class I) and the S&P 500 Index

                 UA S&P 500 INDEX FUND       S&P 500 INDEX
   3/2/2000              $10000                $10000
  3/31/2000               10870                 10876
  4/30/2000               10540                 10549
  5/31/2000               10319                 10332
  6/30/2000               10576                 10588
  7/31/2000               10415                 10423
  8/31/2000               11067                 11070
  9/30/2000               10485                 10485
 10/31/2000               10455                 10441
 11/30/2000                9640                  9619
 12/31/2000                9691                  9666
  1/31/2001               10034                 10009
  2/28/2001                9116                  9096
  3/31/2001                8539                  8520
  4/30/2001                9196                  9182
  5/31/2001                9257                  9244
  6/30/2001                9031                  9019
  7/31/2001                8940                  8931
  8/31/2001                8382                  8372
  9/30/2001                7701                  7696
 10/31/2001                7844                  7843
 11/30/2001                8445                  8445
 12/31/2001                8520                  8519
  1/31/2002                8397                  8395
  2/28/2002                8233                  8233
  3/31/2002                8540                  8542
  4/30/2002                8027                  8025

                                  PERFORMANCE
                              AS OF APRIL 30, 2002

AVERAGE ANNUAL TOTAL RETURN                           1 YEAR        SINCE INCEPTION
-----------------------------------------------------------------------------------
UA S&P 500 Index Fund Class I                        (12.71)%           (19.72)%

          Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index Fund (Class II) and the S&P 500 Index

                       UA S&P 500 INDEX FUND     S&P 500 INDEX
        3/28/2000             $10000                $10000
        3/31/2000               9837                  9836
        4/30/2000               9529                  9540
        5/31/2000               9339                  9344
        6/30/2000               9571                  9575
        7/31/2000               9426                  9426
        8/31/2000              10006                 10011
        9/30/2000               9488                  9483
       10/31/2000               9452                  9443
       11/30/2000               8715                  8699
       12/31/2000               8760                  8742
        1/31/2001               9070                  9052
        2/28/2001               8240                  8226
        3/31/2001               7717                  7706
        4/30/2001               8321                  8304
        5/31/2001               8376                  8360
        6/30/2001               8162                  8157
        7/31/2001               8079                  8077
        8/31/2001               7574                  7571
        9/30/2001               6958                  6960
       10/31/2001               7096                  7093
       11/30/2001               7640                  7637
       12/31/2001               7707                  7704
        1/31/2002               7587                  7592
        2/28/2002               7439                  7445
        3/31/2002               7724                  7725
        4/30/2002               7252                  7257

                                  PERFORMANCE
                              AS OF APRIL 30, 2002

AVERAGE ANNUAL TOTAL RETURN                           1 YEAR        SINCE INCEPTION
-----------------------------------------------------------------------------------
UA S&P 500 Index Fund Class II                       (12.86)%           (27.50)%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

TOTAL RETURNS FOR THE FUND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND ALL FEE WAIVERS. WITHOUT THE FEE WAIVERS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

          TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS) - APRIL 30, 2002
---------------------------------------------------------------------------------
General Electric Co                                                         3.06%
Microsoft Corp                                                              2.76%
Exxon Mobil Corp                                                            2.68%
Wal-Mart Stores Inc                                                         2.43%
Pfizer Inc                                                                  2.23%
Citigroup Inc                                                               2.17%
Johnson & Johnson                                                           1.91%
Intel Corp                                                                  1.87%
American International Group Inc                                            1.76%
International Business Machines                                             1.41%
---------------------------------------------------------------------------------
Top Ten                                                                    22.28%
---------------------------------------------------------------------------------

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.

SECTOR DIVERSIFICATION (% OF COMMON STOCKS) - APRIL 30, 2002

--------------------------------------------------------------------------------
                                         FUND                     S&P 500 INDEX*
--------------------------------------------------------------------------------
Basic Materials                          4.0%                          4.0%
Consumer - Cyclical                      8.7%                          8.7%
Consumer - NonCyclical                   9.3%                          9.3%
Consumer Services                        5.1%                          5.1%
Commercial Services                      3.6%                          3.6%
Energy                                   6.9%                          6.9%
Financial                               21.1%                         21.1%
Healthcare                              14.2%                         14.2%
Industrials                              3.2%                          3.2%
Technology                              16.6%                         16.6%
Telecommunications                       3.9%                          3.9%
Transportation                           0.8%                          0.8%
Utility                                  2.6%                          2.6%
--------------------------------------------------------------------------------

*Source:  BARRA

DEFINITION OF INDICES

The STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"Standard & Poor's(R) "S&P(R)", "S&P500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Financial Investors Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

INDEPENDENT AUDITORS' REPORT

[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statement of net assets of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


DELOITTE & TOUCHE LLP
Denver, Colorado
June 3, 2002


[DELOITTE TOUCHE TOHMATSU INTERNATIONAL LOGO]

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS

APRIL 30, 2002


------------------------------------------------------------------------
COMMON STOCKS (96.1%)                   SHARES          MARKET VALUE
------------------------------------------------------------------------
General Electric Co                     672,457         $  21,216,018
Microsoft Corp*                         366,510            19,153,813
Exxon Mobil Corp                        462,976            18,597,746
Wal-Mart Stores Inc                     301,662            16,850,839
Pfizer Inc                              425,494            15,466,707
Citigroup Inc                           348,208            15,077,406
Johnson & Johnson                       207,608            13,257,847
Intel Corp                              454,277            12,996,865
American International Group Inc        176,816            12,221,522
International Business Machines         116,591             9,765,662
Coca Cola Co                            168,169             9,335,061
Merck & Co Inc                          153,955             8,365,915
Philip Morris Cos Inc                   146,645             7,981,887
Procter & Gamble Inc                     87,725             7,918,059
Bank of America Corp                    106,484             7,717,960
Royal Dutch Pete Co ADR                 143,755             7,512,636
Verizon Communications Inc              183,718             7,368,929
Home Depot Inc                          158,600             7,354,282
Cisco Systems Inc*                      496,437             7,272,802
SBC Communications Inc                  226,869             7,046,551
ChevronTexaco Corp                       72,202             6,260,635
PepsiCo Inc                             118,414             6,145,687
Wells Fargo & Co                        114,734             5,868,644
AOL Time Warner Inc*                    299,601             5,698,411
Abbott Laboratories                     105,352             5,683,740
Viacom Inc*                             120,022             5,653,036
Fannie Mae                               67,614             5,336,773
Wyeth                                    89,288             5,089,416
Eli Lilly & Co                           76,075             5,024,754
JP Morgan Chase & Co                    133,535             4,687,079
Dell Computer Corp*                     176,445             4,647,561
BellSouth Corp                          127,123             3,858,183
Bristol-Myers Squibb Co                 130,954             3,771,475
Amgen Inc*                               70,917             3,750,091
Oracle Corp*                            372,056             3,735,442
American Express Co                      90,302             3,703,285
Medtronic Inc                            81,937             3,661,765
Texas Instruments Inc                   117,512             3,634,646
Pharmacia Corp                           87,800             3,619,994
Morgan Stanley Dean Witter & Co          74,559             3,557,955
Wachovia Corp                            92,106             3,503,712
3M Co                                    26,537             3,338,355
Bank One Corp                            78,982             3,227,994
Walt Disney Co                          138,026             3,199,443
Anheuser Busch Co                        59,848             3,171,944
AT&T Corp                               239,459             3,141,702
EI du Pont de Nemours & Co               69,384             3,087,588
Federal Home Loan Mtg Corp               47,047             3,074,521
US Bancorp                              129,169             3,061,305
Fifth Third Bancorp                      39,463             2,706,767
Schering-Plough Corp                     99,091             2,705,184
Applied Materials Inc*                  110,984             2,699,131
Target Corp                              61,102             2,667,102
Walgreen Co                              69,160             2,612,173
Gillette Co                              71,426             2,534,194
Boeing Co                                56,682             2,528,017
Unilever NV ADR                          38,685             2,502,920
FleetBoston Financial Corp               70,641             2,493,627
Tyco Intl Ltd                           135,117             2,492,909
McDonalds Corp                           87,000             2,470,800
------------------------------------------------------------------------


------------------------------------------------------------------------
                                         SHARES          MARKET VALUE
------------------------------------------------------------------------
Washington Mutual Inc                    65,185         $   2,459,430
General Motors Corp                      37,597             2,411,848
Merrill Lynch & Co                       56,996             2,390,412
Motorola Inc                            150,641             2,319,871
Kimberly Clark Corp                      35,543             2,314,560
Baxter Intl Inc                          39,956             2,273,496
Hewlett-Packard Co                      131,396             2,246,872
United Technologies Corp                 31,999             2,245,370
Lowes Companies Inc                      52,407             2,216,292
Duke Energy Corp                         55,907             2,142,915
Schlumberger Ltd                         39,000             2,135,250
Automatic Data Processing Inc            41,981             2,134,314
Cardinal Health Inc                      30,423             2,106,793
First Data Corp                          25,821             2,052,511
MBNA Corp                                57,650             2,043,693
Honeywell International Inc              55,038             2,018,794
Colgate Palmolive Co                     37,341             1,979,446
Ford Motor Co                           122,563             1,961,008
Alcoa Inc                                57,366             1,952,165
Dow Chemical Co                          61,041             1,941,104
Allstate Corp                            48,259             1,917,813
Clear Channel Communication*             40,449             1,899,081
Lockheed Martin Corp                     30,009             1,887,566
Marsh & McLennan Cos, Inc                18,588             1,878,875
United Health Group Inc                  21,102             1,852,967
The Bank of New York Co Inc              49,845             1,823,829
Household International Inc              30,979             1,805,766
Sun Microsystems Inc*                   219,857             1,798,430
Electronic Data Systems Corp             32,540             1,765,620
Comcast Corp Special Cl A*               63,954             1,710,770
Metlife Inc                              49,054             1,674,704
Kohl's Corp*                             22,670             1,670,779
Columbia/HCA Inc                         34,858             1,665,864
AT&T Wireless Services Inc*             182,920             1,637,134
Tenet Healthcare Corp*                   22,027             1,616,121
Qualcomm Inc*                            51,922             1,565,968
Phillips Petroleum Co                    25,806             1,543,457
Emerson Electric Co                      28,474             1,520,227
Illinois Tool Works Inc                  20,621             1,486,774
Safeway Inc*                             33,969             1,425,000
El Paso Corp                             34,539             1,381,560
EMC Corp*                               149,952             1,370,561
International Paper Co                   32,621             1,351,485
Southern Co                              47,047             1,333,782
Suntrust Bank Inc                        19,533             1,327,853
General Dynamics Corp                    13,657             1,325,958
Carnival Corp                            39,686             1,321,941
Gannett Inc                              17,926             1,313,976
Sysco Corp                               45,018             1,305,972
National City Corp                       41,107             1,282,538
Caterpillar Inc                          23,245             1,269,642
Kroger Co*                               54,173             1,233,519
Costco Wholesale Corp*                   30,620             1,230,924
Mellon Financial Corp                    31,664             1,195,633
Cendant Corp*                            66,429             1,195,058
BB&T Corp                                31,202             1,188,172
Conoco Inc                               42,359             1,188,170
Dominion Resources Inc                   17,806             1,182,675
Exelon Corp                              21,718             1,179,287
Compaq Computer Corp                    115,329             1,170,589
------------------------------------------------------------------------

------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                SHARES            MARKET VALUE
------------------------------------------------------------------------
Sears Roebuck & Co                       21,834            $   1,151,744
Hartford Fncl Srvcs Group Inc            16,594                1,149,964
Sara Lee Cor                             53,156                1,125,844
State Street Corp                        21,975                1,123,142
Waste Management In                      42,490                1,119,187
Raytheon Co                              26,458                1,119,173
Maxim Integrated Products Inc*           22,053                1,098,239
Omnicom Group Inc                        12,579                1,097,392
General Mills Inc                        24,723                1,089,048
Concord EFS Inc*                         34,394                1,087,672
Harley Davidson Inc                      20,489                1,085,712
PNC Financial Svcs Group                 19,490                1,074,874
CIGNA Corp                                9,789                1,067,001
Lucent Technologies Inc*                231,675                1,065,705
Best Buy Inc*                            14,326                1,065,138
AFLAC Inc                                35,341                1,056,696
Charles Schwab Corp                      92,497                1,053,541
FedEx Corp*                              20,192                1,043,321
ALLTEL Corp                              21,039                1,041,431
USA Education Inc                        10,610                1,016,969
Immunex Corp*                            36,861                1,000,408
American Electric Power Inc              21,809                  998,852
HJ Heinz Co                              23,692                  994,827
Kellogg Co                               27,511                  988,195
Texas Utilities Corp                     17,943                  976,458
Lehman Brothers Holdings Inc             16,531                  975,329
NIKE Inc Cl B                            18,140                  967,406
Micron Technology Inc*                   40,624                  962,789
Union Pacific Corp                       16,812                  954,922
Sprint Corp - FON Group                  60,067                  952,062
Paychex Inc                              25,363                  946,801
Southwest Airlines Co                    51,896                  945,026
Agilent Technologies Inc*                31,384                  943,089
Forest Labratories Inc*                  12,091                  932,700
Albertson's Inc                          27,499                  922,316
Analog Devices Inc*                      24,692                  912,616
Anadarko Petroleum Corp                  16,836                  906,114
Northrop Grumman Corp                     7,466                  900,848
Avon Products Inc                        15,989                  892,986
ConAgra Foods Inc                        36,358                  890,771
Tribune Co                               20,162                  890,556
Weyerhaeuser Co                          14,904                  888,427
CVS Corp                                 26,449                  885,513
Chubb Corp                               11,492                  881,436
Masco Corp                               31,060                  872,786
Capital One Financial Corp               14,543                  870,980
Xilinx Inc*                              22,708                  857,454
Baker Hughes Inc                         22,732                  856,542
Progressive Corp                         14,886                  855,945
XL Capital Ltd Cl A                       8,979                  847,169
Wrigley (Wm) Jr Co                       15,244                  838,420
McGraw Hill Cos Inc                      13,091                  837,693
Linear Technology Corp                   21,478                  834,635
GAP Stores Inc                           58,534                  825,915
KeyCorp                                  28,661                  805,661
TJX Companies Inc                        18,459                  804,443
Equity Office Properties Trust           28,043                  802,871
Northern Trust Corp                      15,033                  798,553
Alcan Inc                                21,721                  795,640
Interpublic Group of Cos Inc             25,559                  789,262
------------------------------------------------------------------------


------------------------------------------------------------------------
                                        SHARES            MARKET VALUE
------------------------------------------------------------------------
McKesson Corp                           19,455            $     785,787
John Hancock Financial Svcs Inc         20,215                  780,299
Loews Corp                              12,961                  777,012
Guidant Corp*                           20,624                  775,462
Veritas Software Co*                    27,132                  768,921
Progress Energy Inc                     14,805                  768,231
Transocean Sedco Forex Inc              21,575                  765,913
Campbell Soup Co                        27,727                  765,542
Ace Ltd                                 17,565                  764,429
Comerica Inc                            12,053                  757,531
Siebel Systems Inc*                     31,293                  756,978
Newmont Mining Corp                     26,513                  755,886
FPL Group Inc                           11,903                  755,721
Sprint Corp - PCS Group*                66,918                  750,151
KLA-Tencor Corp*                        12,660                  746,560
Franklin Resources Inc                  17,691                  741,253
Air Products & Chemicals Inc            15,377                  738,865
Nortel Networks Corp*                  216,895                  737,443
Wellpoint Health Networks Inc*           9,774                  733,832
Bed Bath & Beyond Inc*                  19,656                  730,614
Golden West Financial Corp              10,668                  729,585
Barrick Gold Corp                       36,277                  728,079
Occidental Petroleum Corp               25,285                  726,944
Computer Associates Intl Inc            39,081                  726,907
Danaher Corp                            10,086                  721,956
Deere & Co                              16,085                  719,965
Marriott Intl Inc                       16,310                  716,661
Burlington Nrthrn Santa Fe              26,007                  714,932
Stryker Corp*                           13,307                  712,058
St Paul Cos Inc                         14,038                  699,233
Clorox Co                               15,758                  697,292
Pitney Bowes Inc                        16,504                  694,818
Entergy Corp                            14,960                  694,144
May Department Stores Co                19,827                  687,600
Boston Scientific Corp*                 27,299                  680,291
FirstEnergy Corp                        20,142                  670,729
Limited Inc                             34,999                  670,581
Williams Co Inc                         34,924                  667,048
Aon Corp                                18,221                  651,036
Becton Dickinson & Co                   17,507                  650,735
Public Svc Enterprise Inc               13,931                  645,702
Adobe Sys Inc                           16,040                  640,958
Eastman Kodak Co                        19,760                  636,470
Xcel Energy Inc                         24,943                  634,300
Consolidated Edison Inc                 14,364                  626,127
Southtrust Corp                         23,451                  625,673
Hershey Foods Corp                       9,179                  624,172
Staples Inc*                            31,243                  623,923
TRICON Global Restaurants Inc*           9,871                  622,465
Praxair Inc                             10,887                  621,648
PG&E Corp*                              26,255                  616,993
Lincoln National Corp                   12,822                  614,174
Unocal Corp                             16,514                  614,156
Broadcom Corp*                          17,754                  612,513
Marathon Oil Group                      20,940                  608,516
Burlington Resources Inc                13,597                  604,115
Mattel Inc                              29,213                  602,956
PPG Industries Inc                      11,424                  597,589
Cintas Corp                             11,490                  594,837
Coca Cola Enterprises Inc               30,101                  590,582
------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                SHARES          MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Starbucks Corp*                                  25,877         $   590,513
Delphi Corp                                      37,918             589,625
Genzyme Corp*                                    14,361             587,939
Archer Daniels Midland Co                        44,302             587,888
Allergan Inc                                      8,858             583,831
Yahoo! Inc*                                      39,363             580,998
Apple Computer Inc*                              23,917             580,466
Fiserv Inc*                                      12,896             573,356
Univision Comm Inc Cl A*                         14,219             568,191
Ingersoll-Rand Co                                11,370             567,932
Newell Rubbermaid Inc                            18,064             567,210
Qwest Communications Intl Inc                   112,686             566,811
Intuit Inc*                                      14,395             563,996
Norfolk Southern Corp                            26,161             560,630
AmSouth Bancorporation                           24,665             560,142
Medimmune Inc*                                   16,754             559,584
Rohm & Haas Co                                   14,916             553,533
Pepsi Bottling Group Inc                         19,309             553,010
AutoZone Inc*                                     7,227             549,252
AmerisourceBergen Corp                            7,034             545,135
MBIA Inc                                         10,045             541,727
Apache Corp                                       9,279             541,244
Regions Financial Corp                           15,393             539,833
Charter One Financial Inc                        15,212             538,201
Altera Corp*                                     26,069             535,979
Synovus Financial Corp                           19,715             533,094
Lexmark Intl Group Inc*                           8,798             525,944
Fortune Brands Inc                               10,057             525,579
CSX Corp                                         14,476             523,597
King Pharmaceuticals Inc*                        16,625             521,028
Chiron Corp*                                     12,826             519,068
Computer Sciences Corp*                          11,565             518,690
Devon Energy Corp                                10,518             518,643
MGIC Investment Corp                              7,254             517,645
Equity Residential Properties Trust              18,328             516,850
Biomet Inc                                       18,276             515,931
Federated Dept Stores Inc*                       12,973             515,417
Cincinnati Financial Corp                        10,932             512,274
Reliant Energy Inc                               20,179             512,143
Johnson Controls Inc                              5,932             511,635
Dover Corp                                       13,717             511,095
Jefferson Pilot Corp*                            10,183             509,965
Starwood Hotels & Resorts Worldwide Inc          13,384             505,915
DTE Energy Co                                    11,009             499,148
H&R Block Inc                                    12,365             496,084
WorldCom Inc - WorldCom Group*                  199,620             494,858
Halliburton Co                                   29,060             493,729
St Jude Medical Inc*                              5,892             490,273
Avery Dennison Corp                               7,436             476,276
New York Times Co                                10,205             475,145
Peoplesoft Inc*                                  20,499             474,962
TRW Inc                                           8,553             470,672
Textron Inc                                       9,560             470,161
Aetna Inc                                         9,795             466,242
Union Planters Corp                               9,298             465,923
UnumProvident Corp                               16,383             462,656
Amerada Hess Corp                                 6,003             461,511
Marshall & Ilsley Corp                            7,244             461,081
Moody's Corp                                     10,558             460,118
Novellus Systems Inc*                             9,700             459,780
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                 SHARES          MARKET VALUE
-------------------------------------------------------------------------------
Zimmer Holdings Inc*                              13,117         $   455,291
UST Inc                                           11,393             453,441
Georgia-Pacific Corp                              15,551             450,668
AMBAC Financial Group Inc                          7,143             449,009
Molex Inc                                         13,150             442,103
Biogen Inc*                                       10,010             435,135
Nabors Industries Inc*                             9,534             434,274
Xerox Corp*                                       48,730             431,261
Corning Inc*                                      63,953             427,846
Dynegy Inc Cl A                                   23,735             427,230
Sabre Holdings Corp*                               9,113             423,755
Bear Stearns Co                                    6,758             418,591
ITT Industries Inc                                 5,983             417,972
IMS Health Inc                                    20,001             412,221
Hilton Hotels Corp                                24,995             408,918
Genuine Parts Co                                  11,764             405,976
Kerr-McGee Corp                                    6,781             405,504
Solectron Corp*                                   55,540             405,442
Kinder Morgan Inc                                  8,365             404,950
Family Dollar Stores Inc                          11,669             403,747
Teradyne Inc*                                     12,222             402,715
Healthsouth Corp*                                 26,551             400,920
Edison International*                             22,051             400,226
Cinergy Corp                                      11,228             398,931
JDS Uniphase Corp*                                91,865             398,694
Office Depot Inc*                                 20,777             397,672
Eaton Corp                                         4,690             396,821
Parker-Hannifin Corp                               7,929             396,054
MeadWestvaco Corp                                 13,443             394,686
Network Appliance Inc*                            22,596             394,300
Tiffany & Co*                                      9,807             389,828
Ameren Corp                                        9,315             388,994
JC Penney Co Inc                                  17,855             388,168
Countrywide Credit Inds Inc                        8,306             387,973
Noble Drilling Corp*                               8,940             387,549
International Game Technology*                     6,058             381,351
Knight-Ridder Inc                                  5,691             381,297
Ecolab Inc                                         8,653             379,953
National Semiconductor Corp*                      12,023             378,965
Radioshack Corp                                   12,131             378,487
PPL Corp                                           9,921             378,089
Plum Creek Timber Co Inc                          12,360             376,362
Harrahs Entertainment Inc*                         7,595             373,370
Paccar Inc                                         5,194             371,215
Sanmina - SCI Corp*                               35,389             368,046
Brown Forman Corp                                  4,622             363,382
Sempra Energy                                     14,023             358,568
WW Grainger Inc                                    6,331             354,979
Allegheny Energy Inc                               8,463             354,769
Dollar General Corp                               22,509             354,517
Constellation Energy Corp                         11,080             353,674
Leggett & Platt Inc                               13,298             349,737
Health Mgmt Associates Cl A*                      16,361             349,144
Huntington Bancshares Inc                         17,003             344,991
Torchmark Corp                                     8,404             343,640
NVIDIA Corp*                                       9,785             340,616
Whirlpool Corp                                     4,524             339,074
Zions Bancorporation                               6,209             335,783
EOG Resources Inc                                  7,816             332,571
Keyspan Corp                                       9,413             332,279
--------------------------------------------------------------------------------

--------------------------------------------------------------------
COMMON STOCKS (CONTINUED)               SHARES          MARKET VALUE
--------------------------------------------------------------------
Jones Apparel Group Inc*                  8,491         $   330,724
VF Corp                                   7,511             328,756
Mirant Corp*                             27,123             327,646
Convergys Corp*                          11,646             322,245
Sherwin Williams Co                      10,453             321,221
Stilwell Financial Inc                   14,980             319,973
LSI Logic Corp*                          24,829             319,053
Darden Restaurants Inc                    7,923             316,128
Vulcan Materials Co                       6,856             315,513
Robert Half Intl Inc*                    11,870             311,706
Dow Jones Inc                             5,710             310,453
NiSource Inc                             14,044             310,372
Nucor Corp                                5,265             307,739
Circuit City Stores Inc                  14,127             304,578
Nextel Comm Inc Cl A*                    54,031             297,711
Rockwell Collins Inc                     12,420             295,844
Unisys Corp*                             21,827             294,665
T Rowe Price Group Inc                    8,347             292,729
AES Corp*                                36,078             289,346
Safeco Corp                               8,647             288,810
QLogic Corp*                              6,290             287,516
Cooper Industries Inc                     6,334             277,429
Jabil Circuit Inc*                       13,344             272,351
SuperValu Inc                             8,962             268,860
Rockwell Automation Inc                  12,482             267,989
Equifax Inc                               9,805             267,873
Stanley Works                             5,758             267,632
Engelhard Corp                            8,785             267,240
Wendy's Intl Inc                          7,078             264,717
CenturyTel Inc                            9,550             264,535
TECO Energy Inc                           9,453             263,172
Black & Decker Corp                       5,405             263,115
Placer Dome Inc                          22,226             261,156
Advanced Micro Devices Inc*              23,000             257,140
NCR Corp*                                 6,575             255,505
Sealed Air Corp*                          5,667             253,145
Pinnacle West Capital Corp                5,729             251,045
Inco Ltd*                                12,334             247,050
Applera Corp                             14,387             246,305
Goodyear Tire & Rubber Co                11,041             245,662
RR Donnelley & Sons Co                    7,645             244,334
Maytag Corp                               5,195             239,749
Waters Corp*                              8,853             238,588
BMC Software Inc*                        16,432             237,607
Tellabs Inc*                             27,748             235,581
Sigma Aldrich Corp                        4,965             235,242
Centex Corp                               4,143             233,251
Delta Air Lines Inc                       8,341             231,129
Eastman Chemical Co                       5,219             230,158
Toys R Us Inc*                           13,314             229,933
Thermo Electron Corp*                    12,033             227,424
Calpine Corp*                            20,664             227,304
TMP Worldwide Inc*                        7,482             225,732
AMR Corp*                                10,479             224,984
Fluor Corp                                5,422             224,091
Pactiv Corp*                             10,782             222,864
Liz Claiborne Inc                         7,121             222,816
Goodrich Corp                             6,884             219,737
Pulte Homes Inc                           4,084             217,269
Nordstrom Inc                             9,097             213,416
--------------------------------------------------------------------


--------------------------------------------------------------------
                                        SHARES          MARKET VALUE
--------------------------------------------------------------------
Alberto-Culver Co Cl B                    3,898         $   212,714
Scientific-Atlanta Inc                   10,588             211,760
ADC Telecommunications Inc*              53,727             208,998
Mercury Interactive Corp*                 5,599             208,675
Intl Flavors&Fragrances Inc               6,418             206,660
Dana Corp                                10,055             203,714
Compuware Corp*                          25,271             198,125
Deluxe Corp                               4,491             197,065
Rational Software Corp*                  13,157             191,697
Ashland Inc                               4,692             191,574
Phelps Dodge Corp                         5,327             190,707
Bemis Inc                                 3,573             190,191
CR Bard Inc                               3,459             190,037
Hasbro Inc                               11,692             186,838
Humana Inc*                              11,418             186,684
Manor Care Inc*                           6,928             177,634
Watson Pharmaceuticals Inc*               7,206             177,268
Temple-Inland Inc                         3,341             176,873
Conexant Systems Inc*                    17,303             176,491
Ball Corp                                 3,709             176,363
Sunoco Inc                                5,120             176,026
Citizens Communications Co*              18,956             175,722
CMS Energy Corp                           9,000             174,240
PMC-Sierra Inc*                          11,173             173,852
Freeport-McMoRan C & G Inc*               9,744             173,053
Pall Corp                                 8,267             171,954
American Power Conversion Corp*          13,234             170,057
KB Home                                   3,406             169,789
Brunswick Corp                            5,938             167,392
Ciena Corp*                              22,249             166,645
Winn-Dixie Stores Inc                     9,513             165,051
Adolph Coors Co Cl B                      2,445             163,448
Allied Waste Industries Inc*             13,331             161,838
Navistar Intl Corp*                       4,055             161,795
Rowan Cos Inc*                            6,344             161,011
Comverse Technology Inc*                 12,605             151,638
Avaya Inc*                               24,361             149,577
Citrix Systems Inc*                      12,705             147,378
Meredith Corp                             3,340             143,019
Nicor Inc                                 2,999             140,293
Dillards Inc Cl A                         5,666             138,760
Tektronix Inc*                            6,227             136,994
Applied Micro Circuits Corp*             20,260             136,755
Providian Financial Group                19,236             136,576
Autodesk Inc                              7,418             136,417
Visteon Corp                              8,823             136,227
Boise Cascade Corp                        3,928             133,041
Symbol Technologies Inc                  15,457             130,766
Bausch & Lomb Inc                         3,629             130,535
Millipore Corp                            3,231             129,078
Snap-On Inc                               3,919             124,154
Palm Inc*                                39,087             123,906
Cooper Tire & Rubber Co                   4,912             121,818
Gateway Inc*                             21,927             120,160
Big Lots Inc*                             7,740             119,660
Cummins Inc                               2,794             118,885
Ryder Systems Inc                         4,106             116,446
Quintiles Transnational Corp*             8,096             114,963
Crane Co                                  4,038             111,368
Reebok International Ltd*                 3,987             110,241
--------------------------------------------------------------------

-----------------------------------------------------------
COMMON STOCKS (CONTINUED)       SHARES         MARKET VALUE
-----------------------------------------------------------
United States Steel Corp         6,037         $  108,907
PerkinElmer Inc                  8,310            106,368
Peoples Energy Corp              2,400             93,600
Thomas & Betts Corp              3,936             92,496
Andrew Corp*                     5,533             91,792
Allegheny Technologies Inc       5,432             91,692
Novell Inc*                     24,544             90,812
Tupperware Corp                  3,934             90,324
Hercules Inc*                    7,344             89,596
Great Lakes Chemical Corp        3,397             87,438
-----------------------------------------------------------


-----------------------------------------------------------
                                SHARES         MARKET VALUE
-----------------------------------------------------------
Conseco Inc*                    23,332         $   87,027
Worthingon Inds Inc              5,780             85,543
Louisiana Pacific Corp           7,070             82,718
Vitesse Semiconductor Corp*     13,552             81,040
American Greetings Corp          4,314             76,573
Parametric Technology Corp*     17,596             71,087
McDermott International Inc*     4,175             66,674
Power-One Inc*                   5,337             44,616
Sapient Corp*                    8,551             41,728
US Airways Group Inc*            4,611             23,976


     TOTAL COMMON STOCKS                                                                667,122,095
     (Cost $819,522,699)                                                           ----------------

INVESTMENT COMPANIES (4.4%)
    SPDR Trust                                                            68,000          7,344,000
    Goldman Sachs Financial Square Prime                              23,115,520         23,115,520
                                                                -----------------------------------

    TOTAL INVESTMENT COMPANIES                                                           30,459,520
     (Cost $30,846,440)                                                            ----------------

    TOTAL INVESTMENTS (100.5%)                                                          697,581,615
     (Cost $850,369,139)                                                           ----------------

OTHER ASSETS AND LIABILITIES (-0.5%)
Other assets                                                                              2,449,554
Accrued investment advisory fee                                                              (4,925)
Accrued administration fee                                                                  (36,118)
Accrued custody fee                                                                          (1,642)
Accrued 12b-1 fee                                                                              (313)
Payable for fund shares redeemed                                                         (6,007,085)
Other liabilities                                                                          (159,872)
                                                                                   ----------------
                                                                                         (3,760,401)
                                                                                   ----------------
    TOTAL NET ASSETS (100%)                                                        $    693,821,214
                                                                                   ================
NET ASSETS:
Paid-in capital                                                                         931,825,369
Accumulated net realized loss on investments                                            (77,554,498)
Accumulated net realized loss on futures                                                 (6,568,809)
Net unrealized depreciation on investments                                             (152,787,524)
Net unrealized depreciation on futures                                                   (1,454,422)
Undistributed net investment income                                                         361,098
                                                                                   ----------------
         TOTAL NET ASSETS                                                          $    693,821,214
                                                                                   ================

NET ASSET VALUE PER SHARE
Net Assets
      Class I                                                                      $    687,601,044
      Class II                                                                     $      6,220,170

Shares outstanding
      Class I                                                                            87,864,309
      Class II                                                                              795,205

Net asset value per share
      Class I                                                                      $           7.83
      Class II                                                                     $           7.82

SEE NOTES TO FINANCIAL STATEMENTS.

*     NON-INCOME PRODUCING SECURITY
CL -  CLASS
ADR - AMERICAN DEPOSITARY RECEIPT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Interest                                                                                  $         508,190
Dividends
                                                                                                 10,034,996
Foreign taxes withheld                                                                              (49,088)
                                                                                          -----------------
     Total Income                                                                                10,494,098
                                                                                          -----------------

EXPENSES (NOTE 5):
Investment advisory fee                                                                              75,880
Administration fee                                                                                  819,983
Custody fee                                                                                          37,940
12b-1 fee - Class II                                                                                  5,790
                                                                                          -----------------
     Total expenses                                                                                 939,593
     Waiver of expenses                                                                            (183,298)
                                                                                          -----------------
          Net Expenses                                                                              756,295
                                                                                          -----------------
NET INVESTMENT INCOME                                                                             9,737,803
                                                                                          -----------------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                                                (57,415,225)
Net realized loss on futures                                                                     (1,999,100)
Change in net unrealized appreciation/(depreciation) on investments                             (51,523,842)
Change in net unrealized appreciation/(depreciation) on futures                                  (1,750,243)
                                                                                          -----------------
NET REALIZED AND UNREALIZED LOSS                                                               (112,688,410)
                                                                                          -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $    (102,950,607)
                                                                                          =================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED            YEAR ENDED
                                                                 APRIL 30, 2002        APRIL 30, 2001
                                                                ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                     $     9,737,803       $     9,963,150
      Net realized loss on investments and futures                  (59,414,325)          (25,003,214)
      Net change in unrealized appreciation/(depreciation)
        on investments and futures                                  (53,274,085)         (114,684,583)
                                                                ---------------       ---------------
      Net Decrease In Net Assets From Operations                   (102,950,607)         (129,724,647)
                                                                ---------------       ---------------
DISTRIBUTIONS:
      Dividends from net investment income
           Class I                                                   (9,731,105)          (10,011,068)
           Class II                                                     (78,351)              (36,879)

      Distributions from net realized gain
           Class I                                                            0                (4,716)
           Class II                                                           0                   (19)
                                                                ---------------       ---------------
      Net Decrease in Net Assets from Distributions                  (9,809,456)          (10,052,682)
                                                                ---------------       ---------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2):
      Proceeds from sale of shares                                  135,912,109           469,045,722
      Reinvested dividends                                            9,724,990            10,049,560
      Cost of shares redeemed                                      (182,051,969)          (76,038,920)
                                                                ---------------       ---------------
      Net Increase (Decrease) in Net Assets from
        Share Transactions                                          (36,414,870)          403,056,362
                                                                ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS                              (149,174,933)          263,279,033
                                                                ---------------       ---------------

NET ASSETS:
      Beginning of Period                                           842,996,147           579,717,114
                                                                ---------------       ---------------
      End of Period*                                            $   693,821,214       $   842,996,147
                                                                ===============       ===============
*Includes undistributed net investment income of:               $       361,098       $       647,743

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                            CLASS I
                                                                            FOR THE
                                                                           YEAR ENDED
                                                                          APRIL 30, 2002
                                                                          -------------
Net asset value - beginning of the period                                 $        9.09
                                                                          -------------

Income (loss) from investment operations:
     Net investment income                                                         0.11
     Net realized and unrealized gain/(loss)                                      (1.26)
                                                                          -------------

     Total income (loss) from investment operations                               (1.15)
                                                                          -------------

Distributions:
     Distributions from net investment income                                     (0.11)
     Distributions from net realized gain on investments                          (0.00)
                                                                          -------------
     Total distribution                                                           (0.11)
                                                                          -------------
Net asset value - end of period                                           $        7.83
                                                                          =============

Total Return                                                                     (12.71)%
                                                                          =============
RATIOS AND SUPPLEMENTAL DATA:

Net assets - end of period (000)                                          $     687,601
                                                                          =============
Ratio of expenses to average net assets                                            0.10%
                                                                          =============
Ratio of expenses to average net assets without fee waivers                        0.12%
                                                                          =============
Ratio of net investment income to average net assets                               1.28%
                                                                          =============
Ratio of net investment income to average net assets without fee waivers           1.26%
                                                                          =============
Portfolio turnover rate (2)                                                          15%
                                                                          =============

(1)  Annualized

(2) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended April 30, 2002 were $111,108,007 and $147,589,269, respectively.

(3)  Less than ($.005) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                         CLASS I
                                                                              FOR THE         FOR THE PERIOD
                                                                             YEAR ENDED        MARCH 2, 2000
                                                                           APRIL 30, 2001    TO APRIL 30, 2000
                                                                          --------------------------------------
Net asset value - beginning of the period                                  $       10.54      $       10.00
                                                                          --------------------------------------

Income (loss) from investment operations:
     Net investment income                                                          0.11               0.01
     Net realized and unrealized gain/(loss)                                       (1.45)              0.53
                                                                          --------------------------------------

     Total income (loss) from investment operations                                (1.34)              0.54
                                                                          --------------------------------------

Distributions:
     Distributions from net investment income                                      (0.11)             (0.00)
     Distributions from net realized gain on investments                           (0.00)(3)          (0.00)
                                                                          --------------------------------------
     Total distribution                                                            (0.11)             (0.00)
                                                                          --------------------------------------
Net asset value - end of period                                            $        9.09      $       10.54
                                                                          ======================================

Total Return                                                                      (12.74)%             5.40%
                                                                          ======================================
RATIOS AND SUPPLEMENTAL DATA:

Net assets - end of period (000)                                           $     838,417      $     579,314
                                                                          ======================================
Ratio of expenses to average net assets                                             0.12%              0.13%(1)
                                                                          ======================================
Ratio of expenses to average net assets without fee waivers                          N/A                N/A
                                                                          ======================================
Ratio of net investment income to average net assets                                1.17%              0.97%(1)
                                                                          ======================================
Ratio of net investment income to average net assets without fee waivers             N/A                N/A
                                                                          ======================================
Portfolio turnover rate (2)                                                            9%                 2%
                                                                          ======================================


                                                                                                   CLASS II
                                                                          --------------------------------------------------------
                                                                                FOR THE          FOR THE        FOR THE PERIOD
                                                                               YEAR ENDED       YEAR ENDED      MARCH 28, 2000
                                                                             APRIL 30, 2002   APRIL 30, 2001   TO APRIL 30, 2000
                                                                          --------------------------------------------------------
Net asset value - beginning of the period                                    $        9.09    $       10.53      $       11.05
                                                                          --------------------------------------------------------

Income (loss) from investment operations:
     Net investment income                                                            0.10             0.11               0.00
     Net realized and unrealized gain/(loss)                                         (1.26)           (1.44)             (0.52)
                                                                          --------------------------------------------------------

     Total income (loss) from investment operations                                  (1.16)           (1.33)             (0.52)
                                                                          --------------------------------------------------------

Distributions:
     Distributions from net investment income                                        (0.11)           (0.11)             (0.00)
     Distributions from net realized gain on investments                             (0.00)           (0.00)(3)          (0.00)
                                                                          --------------------------------------------------------
     Total distribution                                                              (0.11)           (0.11)             (0.00)
                                                                          --------------------------------------------------------
Net asset value - end of period                                              $        7.82    $        9.09      $       10.53
                                                                          ========================================================

Total Return                                                                        (12.86)%         (12.69)%            (4.71)%
                                                                          ========================================================
RATIOS AND SUPPLEMENTAL DATA:

Net assets - end of period (000)                                             $       6,220    $       4,759      $         403
                                                                          ========================================================
Ratio of expenses to average net assets                                               0.15%            0.15%              0.15%(1)
                                                                          ========================================================
Ratio of expenses to average net assets without fee waivers                           0.22%            0.22%              0.21%(1)
                                                                          ========================================================
Ratio of net investment income to average net assets                                  1.24%            1.14%              0.99%(1)
                                                                          ========================================================
Ratio of net investment income to average net assets without fee waivers              1.16%            1.07%              0.93%(1)
                                                                          ========================================================
Portfolio turnover rate (2)                                                             15%               9%                 2%
                                                                          ========================================================

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryovers of approximately $54,608,000, expiring through 2010. The Fund intends to elect to defer to its fiscal year ending April 30, 2003, approximately $15,610,000 of losses recognized during the period from November 1, 2001 to April 30, 2002.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $214,992. Paid-in capital was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

     DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.   SHARES OF BENEFICIAL INTEREST

     On April 30, 2002, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE YEAR ENDED APRIL 30, 2002

CLASS I                                               AMOUNT              SHARES
-------                                          ---------------------------------
Shares sold                                      $   131,229,410        15,869,686
Shares issued as reinvestment of distributions         9,646,985         1,174,688
Shares redeemed                                     (179,776,806)      (21,395,656)
                                                 ---------------------------------
Net decrease                                     $   (38,900,411)       (4,351,282)
                                                 =================================

CLASS II
Shares sold                                      $     4,682,699           557,371
Shares issued as reinvestment of distributions            78,005             9,518
Shares redeemed                                       (2,275,163)         (275,700)
                                                 ---------------------------------
Net increase                                     $     2,485,541           291,189
                                                 =================================

FOR THE YEAR ENDED APRIL 30, 2001

CLASS I                                                 AMOUNT            SHARES
-------                                           ---------------------------------
Shares sold                                       $   460,107,018        43,632,368
Shares issued as reinvestment of distributions         10,012,879         1,040,728
Shares redeemed                                       (71,782,952)       (7,405,638)
                                                  ---------------------------------
Net increase                                      $   398,336,945        37,267,458
                                                  =================================

CLASS II
--------
Shares sold                                      $     8,938,704           855,680
Shares issued as reinvestment of distributions            36,681             3,899
Shares redeemed                                       (4,255,968)         (393,825)
                                                 ---------------------------------
Net increase                                     $     4,719,417           465,754
                                                 =================================

3.   UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

AS OF APRIL 30, 2002:
Gross appreciation (excess of value over tax cost)                 $   103,049,966
Gross depreciation (excess of tax cost over value)                    (271,196,765)
                                                                   ---------------
Net unrealized depreciation                                        $  (168,146,799)
                                                                   ===============

Cost of investments for income tax purposes                        $   865,728,414
                                                                   ===============

4.   FUTURES CONTRACTS

     S&P 500 Index financial futures contracts long positions open at April 30, 2002 were as follows:

NUMBER OF                                            UNREALIZED
CONTRACTS          EXPIRATION DATE       COST       DEPRECIATION
-----------------------------------------------------------------
  71                June 2002           $  497     $  (1,454,422)

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

     National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000. Effective December 1, 2001, the Adviser contractually agreed to waive the advisory fee it is entitled to receive to .0075% for the period ended April 30, 2002.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,000,000,000, .06% of the Fund's average daily net assets between $1,000,000,000 and $2,500,000,000, and .04% of the Fund's
average daily net assets in excess of $2,500,000,000. Effective December 1, 2001, ALPS contractually agreed to waive the administration fee it is entitled to receive to .055% for the period ended April 30, 2002. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal and audit fees.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS Distributors, Inc. ("ADI") at the annual rate of up to .10% of Class II's average daily net assets. ADI contractually agreed to waive the 12b-1 fees that it is entitled to receive from Class II to .05% for the year ended April 30, 2002. Effective May 1, 2002, the 12b-1 fee payment was initiated at the full contractual rate of .10%.

     The fee waivers by the Adviser, ALPS and ADI are voluntary and may be terminated at any time.

     Shareholders individually holding more than 10% of the outstanding shares as of April 30, 2002 constituted 63.1% of the Fund.

6.   SHAREHOLDER TAX INFORMATION (UNAUDITED)

     During the year ended April 30, 2002, 100% of the dividends paid by the Fund from net investment income qualify for the corporate dividends received deduction.

7.   TRUSTEES (UNAUDITED)

     The Fund is one of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE, LENGTH
                                                          OF TIME SERVED AND
                                                          NUMBER OF PORTFOLIOS                PRINCIPAL OCCUPATION DURING THE PAST 5
                                POSITION(S) HELD            OVERSEEN IN THE                   YEARS** AND OTHER DIRECTORSHIPS HELD
NAME, ADDRESS & AGE             WITH FUNDS                   FUND COMPLEX                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander* (74)       Trustee, Chairman      W. Robert Alexander was                Mr. Alexander is the Chief Executive
                                and President          elected by the initial                 Officer of ALPS Mutual Funds
370 17th Street                                        shareholder in December                Services, Inc., and ALPS
Suite 3100                                             1993 and oversees 7                    Distributors, Inc., which provide
Denver, CO 80202                                       portfolios in the fund                 administration and distribution
                                                       complex.                               services, respectively, for
                                                                                              proprietary mutual fund complexes.
                                                                                              Mr. Alexander was Vice Chairman of
                                                                                              First Interstate Bank of Denver,
                                                                                              responsible for Trust, Private
                                                                                              Banking, Retail Banking, Cash
                                                                                              Management Services and Marketing.
                                                                                              Mr. Alexander is currently a member
                                                                                              of the Board of Trustees of the
                                                                                              Hunter and Hughes Trusts. Because of
                                                                                              his affiliation with ALPS Mutual
                                                                                              Funds Services and ALPS Distributors,
                                                                                              Mr. Alexander is considered an
                                                                                              "interested" Trustee of the Trust.
------------------------------------------------------------------------------------------------------------------------------------

Martin J. Maddaloni* (62)       Trustee                Martin J. Maddaloni was                Mr. Maddaloni is General President of
                                                       appointed as a trustee at              the United Association of Journeymen
370 17th Street                                        the December 14, 1999,                 and Apprentices of the Plumbing and
Suite 3100                                             meeting of the Board of                Pipe Fitting Industry of the United
Denver, CO 80202                                       Trustees and oversees 7                States and Canada (United
                                                       portfolios in the fund                 Association). Mr. Maddaloni is also
                                                       complex.                               Chairman of the United Association's
                                                                                              National Pension Fund, Treasurer for
                                                                                              the National Coordinating Committee
                                                                                              for Multiemployer Plans Board of
                                                                                              Directors, and he serves as a Member
                                                                                              on the Labor Advisory Board for the
                                                                                              American Income Life Insurance
                                                                                              Company (AIL), and a Director of
                                                                                              Union Labor Life Insurance Company
                                                                                              (ULLICO). He has served the United
                                                                                              Association in various positions
                                                                                              including International Vice
                                                                                              President (District 2), Special
                                                                                              Representative, and International
                                                                                              Representative. He is deeply involved
                                                                                              in charity work for the Special
                                                                                              Olympics, Diabetes/Dads's Day, and the
                                                                                              Miami Project to Cure Paralysis.
                                                                                              Because of his affiliation with the
                                                                                              United Association, Mr. Maddaloni is
                                                                                              considered an "interested" trustee of
                                                                                              the Trust.

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE, LENGTH
                                                          OF TIME SERVED AND
                                                          NUMBER OF PORTFOLIOS                PRINCIPAL OCCUPATION DURING THE PAST 5
                                POSITION(S) HELD            OVERSEEN IN THE                   YEARS** AND OTHER DIRECTORSHIPS HELD
NAME, ADDRESS & AGE             WITH FUNDS                   FUND COMPLEX                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine (61)            Trustee                Mary K. Anstine was                   President/Chief Executive Officer,
                                                       elected at a special                  HealthONE Alliance, Denver, Colorado;
370 17th Street                                        meeting of shareholders               Former Executive Vice President, First
Suite 3100                                             held on March 21, 1997                Interstate Bank of Denver. Ms. Anstine
Denver, CO 80202                                       and oversees 7                        is currently a Director of the Trust
                                                       portfolios in the fund                of Colorado, Trustee of the Denver
                                                       complex.                              Area Council of the Boy Scouts of
                                                                                             America, a Director of the Junior
                                                                                             Achievement Board and the Colorado
                                                                                             Uplift Board, and a member of the
                                                                                             Advisory Boards for the Girl Scouts
                                                                                             Mile Hi Council and the Hospice of
                                                                                             Metro Denver. Formerly, Ms. Anstine
                                                                                             served as a Director of ALPS
                                                                                             Distributors, Inc., from October 1995
                                                                                             to December 1996; Director of
                                                                                             HealthONE; a member of the American
                                                                                             Bankers Association Trust Executive
                                                                                             Committee; and Director of the Center
                                                                                             for Dispute Resolution.
------------------------------------------------------------------------------------------------------------------------------------

Edwin B. Crowder (70)           Trustee                Edwin B. Crowder                      Mr. Crowder currently operates a
                                                       was elected at a                      marketing concern with operations in
370 17th Street                                        special meeting of                    the U. S. and Latin America. He has
Suite 3100                                             shareholders held                     previously engaged in business
Denver, CO 80202                                       on March 21, 1997                     pursuits in the restaurant, oil and
                                                       and oversees 7                        gas drilling, and real estate
                                                       portfolios in the                     development industries. Mr. Crowder is
                                                       fund complex.                         a former Director of Athletics and
                                                                                             Head Football Coach at the University
                                                                                             of Colorado.
------------------------------------------------------------------------------------------------------------------------------------

Robert E. Lee (66)              Trustee                Robert E. Lee was                     Mr. Lee has been a Director of Storage
                                                       appointed as a Trustee                Technology Corporation since 1989 and
370 17th Street                                        at the December 15,                   of Equitable of Iowa since 1981. Mr.
Suite 3100                                             1998, meeting of the                  Lee was the Executive Director of The
Denver, CO 80202                                       Board of Trustees and                 Denver Foundation from 1989 to 1996,
                                                       oversees 7 portfolios                 and is currently the Executive
                                                       in the fund complex.                  Director of Emeritus. Mr. Lee is also
                                                                                             a Director of Meredith Capital
                                                                                             Corporation and Source Capital
                                                                                             Corporation.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE, LENGTH
                                                          OF TIME SERVED AND
                                                          NUMBER OF PORTFOLIOS                PRINCIPAL OCCUPATION DURING THE PAST 5
                                POSITION(S) HELD            OVERSEEN IN THE                   YEARS** AND OTHER DIRECTORSHIPS HELD
NAME, ADDRESS & AGE             WITH FUNDS                   FUND COMPLEX                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Moran, Jr. (71)         Trustee                John R. Moran was                     Mr. Moran is President of The Colorado
                                                       elected at a special                  Trust, a private foundation serving
370 17th Street                                        meeting of shareholders               the health and hospital community in
Suite 3100                                             held on March 21, 1997                the State of Colorado. An attorney,
Denver, CO 80202                                       and oversees 7                        Mr. Moran was formerly a partner with
                                                       portfolios in the fund                the firm of Kutak Rock & Campbell in
                                                       complex.                              Denver, Colorado and a member of the
                                                                                             Colorado House of Representatives.
                                                                                             Currently, Mr. Moran is a member of
                                                                                             the Board of Directors and Treasurer
                                                                                             of Grantmakers in Health; a Director
                                                                                             of the Conference of Southwest
                                                                                             Foundations; a member of the
                                                                                             Treasurer's Office Investment Advisory
                                                                                             Committee for the University of
                                                                                             Colorado; a Trustee of the Robert J.
                                                                                             Kutak Foundation; Director of the
                                                                                             Colorado Wildlife Heritage Foundation;
                                                                                             and a member of the Alumni Council of
                                                                                             the University of Denver College of
                                                                                             Law.
------------------------------------------------------------------------------------------------------------------------------------

*    Trustees deemed "interested persons" of the Trust for purposes of the 1940
     Act.

** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                              1900 East Ninth Street
                              Cleveland, Ohio 44114

                 ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
                         ALPS Mutual Funds Services, Inc.
                              370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                             370 Seventeenth Street
                                    Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                            Davis, Graham & Stubbs LLP
                             1550 Seventeenth Street
                                    Suite 500
                             Denver, Colorado 80202

                               INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                                National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114

                         [ALPS DISTRIBUTORS, INC. LOGO]

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
               FOR MORE INFORMATION, PLEASE CALL 1-888-766-8043.